Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of the Components of Intangible Assets Subject to Amortization
The following tables summarize the components of NRG's intangible assets subject to amortization:

(In millions)
Year Ended December 31, 2019	Emission Allowances	Fuel Contracts	Customer Relationships	Marketing Partnerships	Trade Names	Other	Total
January 1, 2019	$659	$49	$478	$131	$345	$80	$1,742
Purchases	13	—	—	—	—	29	42
Acquisition of businesses (a)	—	—	110	154	28	26	318
Usage	(4)	—	—	—	—	(17)	(21)
Write-off of fully amortized balances	(8)	—	(13)	—	—	(9)	(30)
Impairment	—	—	(2)	—	—	—	(2)
Other	2	—	—	—	—	—	2
December 31, 2019	662	49	573	285	373	109	2,051
Less accumulated amortization	(539)	(45)	(345)	(75)	(220)	(38)	(1,262)
Net carrying amount	$123	$4	$228	$210	$153	$71	$789
(a)The weighted average life of acquired intangibles was: customer relationships 7 years, marketing partnerships 9 years, trade names 12 years, and energy supply contracts 2 years

(In millions)
Year Ended December 31, 2018	Emission Allowances	Fuel Contracts	Customer Relationships	Marketing Partnerships	Trade Names	Other	Total
January 1, 2018	$755	$49	$768	$88	$342	$78	$2,080
Purchases	33	—	—	—	—	28	61
Acquisition of businesses (a)	—	—	122	43	13	—	178
Usage	(1)	—	—	—	—	(26)	(27)
Write-off of fully amortized balances	(107)	—	(411)	—	(10)	—	(528)
Impairment	(5)	—	(1)	—	—	—	(6)
Other	(16)	—	—	—	—	—	(16)
December 31, 2018	659	49	478	131	345	80	1,742
Less accumulated amortization	(515)	(45)	(314)	(61)	(195)	(21)	(1,151)
Net carrying amount	$144	$4	$164	$70	$150	$59	$591
(a)The weighted average life of acquired intangibles was: customer relationships 6 years, trade names 7 years, and marketing partnerships 14 years

Schedule of Amortization of Intangible Expense
The following table presents NRG's amortization of intangible assets for each of the past three years:

	Years Ended December 31,
(In millions)	2019	2018	2017
Emission allowances	$32	$39	$71
Customer relationships	44	32	34
Marketing partnerships	15	9	5
Trade names	25	23	23
Other	35	30	33
Total amortization	$151	$133	$166

Schedule of Estimated Amortization of Intangible Assets for Next Five Years
The following table presents estimated amortization of NRG's intangible assets as of December 31, 2019 for each of the next five years:

(In millions)
Year Ended December 31,	Emission Allowances	Fuel Contracts	Customer Relationships	Marketing Partnerships	Trade Names	Other	Total
2020	$36	$1	$68	$24	$27	$33	$189
2021	35	—	52	24	27	3	141
2022	38	—	36	23	27	3	127
2023	40	1	35	23	26	3	128
2024	35	—	15	23	17	3	93